Discontinued operations	12 Months Ended
Dec. 31, 2024
Discontinued operations
Discontinued operations
32	Discontinued operations

According to the guidance provided by IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”, the assets and liabilities associated with those subsidiaries whose operations were discontinued have been presented as held for sale in the consolidated financial statements. The results, major classes of assets and liabilities, and net cash flows of these subsidiaries are presented below.

	2024	2023
ASSETS
Current assets
Cash and cash equivalents	1,522	1,261
Total assets classified as held for sale	1,522	1,261

LIABILITIES
Current liabilities
Interest-bearing loans	1,171,546	1,297,372
Accounts payable, accruals and other payables	2,754,019	3,034,616
Total liabilities classified as held for sale	3,925,565	4,331,988
Net assets directly associated with assets classified as held for sale	(3,924,043)	(4,330,727)

32	Discontinued operations (continued)

	2024	2023 (Restated)	2022
Results for the year from discontinued operations
Revenue	—	13,354,491	44,257,724
Cost of sales	—	(10,638,283)	(44,027,703)
Gross income from discontinued operations	—	2,716,208	230,021

General and administrative expenses	(536,383)	(3,509,132)	(22,898,357)
Selling and marketing expenses	—	(1,023,741)	(2,009,890)
Other income, net	254,059	80,842	353,169
Operating loss from discontinued operations	(282,324)	(1,735,823)	(24,325,057)

Gain/(loss) on disposal of subsidiaries	1,126,100	(8,285,250)	—
Finance cost, net	(48,407)	(55,217)	(748,073)
Profit/(loss) before tax from discontinued operations	795,369	(10,076,290)	(25,073,130)

Income tax benefit	—	—	—

Profit/(loss) for the year from discontinued operations	795,369	(10,076,290)	(25,073,130)

Attributable to:
Equity holders of the Parent Company	726,325	(10,076,290)	(17,990,207)
Non-controlling interests	69,044	—	(7,082,923)
	795,369	(10,076,290)	(25,073,130)

Profit/(loss) per share
Basic	0.09	(1.48)	(3.69)
Diluted	0.09	(0.91)	(3.69)

Cash flow
Operating	795,369	(10,076,290)	1,911,960
Investing	—	—	(62,764)
Financing	—	—	2,441,134
Net cash flow	795,369	(10,076,290)	4,290,330

32.1. Disposal of subsidiaries

During the year 2024, the Group entered into a sale agreement to dispose the subsidiary Swvl Global FZE which carried out operations in the UAE. During the year 2023, the Group entered into multiple sales agreements to dispose the subsidiaries SWVL Pakistan, Voltline, Shotl and Urbvan which carried out the Group’s operations in Pakistan, Turkey, Spain and Mexico respectively. The disposal was effected in order to generate cashflows for the continuity and expansion of the Group’s other businesses and focus on profitable Group entities, the details of each sale was as below.

32.1.1. Swvl Global FZE

The disposal was completed on 15 October 2024, on which date full control of Swvl Global FZE was passed to the acquirer. The results of Swvl Global FZE which was included in the discontinued operations for the year are disclosed in the table above.

A gain of $1,126,100 arose on the disposal of Swvl Global FZE, being the carrying amount of the subsidiary’s disposed net assets.

32	Discontinued operations (continued)

32.1.2. SWVL Pakistan (private) Ltd.

The disposal was completed on 15 April 2023, on which date full control of Pakistan Private ltd. was passed to the acquirer. During 2023 there was no movement included in the discontinued operations as the entity was dormant.

A loss of $1,662,132 arose on the disposal of SWVL Pakistan (private) LTD, being the difference between the proceeds of the disposal and the carrying amount of the subsidiary’s net assets and attributable goodwill.

32.1.3. Voltline BV.

The disposal was completed on 6 January 2023, on which date full control of Voltline BV. was passed to the acquirer. During 2023 there was no movement included in the discontinued operations as the entity was dormant.

A gain of $2,391,487 arose on the disposal of Voltline BV, being the difference between the proceeds of the disposal and the carrying amount of the subsidiary’s net assets and attributable goodwill.

32.1.4. Shotl

The disposal was completed on 22 February 2023, on which date full control of Shotl was passed to the acquirer. During 2023 there was no movement included in the discontinued operations as the entity was dormant.

A gain of $242,257 arose on the disposal of Voltline BV, being the difference between the proceeds of the disposal and the carrying amount of the subsidiary’s net assets and attributable goodwill.

32.1.5. Urbvan

The disposal was completed on 7 September 2023, on which date full control of Urbvan group was passed to the acquirer. The results of Urbvan which was included in the discontinued operations for the year are disclosed in the table above.

A loss of $9,256,862 arose on the disposal of Urbvan, being the difference between the proceeds of the disposal and the carrying amount of the subsidiary’s net assets and attributable goodwill.

32.2. Summary of (gain)/loss on disposal groups

For the year ended 31 December 2024

Swvl Global FZE
Liabilities	1,126,100
Gain on disposal	(1,126,100)

The major classes of assets and liabilities are detailed as follows:

Swvl Global FZE

Accounts payable, accruals and other payables	1,126,100
Total liabilities	1,126,100

32	Discontinued operations (continued)

32.2. Summary of (gain)/loss on disposal groups (continued)

For the year ended 31 December 2023

	Pakistan Private Ltd.	Voltline BV.	Shotl	Urbvan	Total
Sale consideration	(20,000)	(5,000,000)	(377,829)	(9,335,867)	(14,733,696)
Foreign currency reserve	1,600,981	103,808	(58,580)	(866,512)	779,697
Non-controlling interest	—	—	1,152,077	—	1,152,077
Assets	103,834	4,357,712	—	22,300,011	26,761,557
Liabilities	(22,683)	(1,853,007)	(957,925)	(1,952,619)	(4,786,234)
Loss for the year	—	—	—	(888,151)	(888,151)
(Gain)/loss on disposal	1,662,132	(2,391,487)	(242,257)	9,256,862	8,285,250

The major classes of assets and liabilities are detailed as follows:

	Pakistan
	Private Ltd.	Voltline BV.	Shotl	Urbvan	Total
Property and equipment	—	115,310	—	180,094	295,404
Intangible assets	—	2,024,065	—	10,534,278	12,558,343
Right-of-use assets	—	576,299	—	131,516	707,815
Deferred tax assets	—	—	—	4,241,746	4,241,746
Trade and other receivables	—	690,241	—	6,695,629	7,385,870
Prepaid expenses and other current assets	—	65,347	—	160,523	225,870
Cash and cash equivalents	103,834	886,450	—	356,225	1,346,509
Total assets	103,834	4,357,712	—	22,300,011	26,761,557

Interest-bearing loans	—	407,615	316,293	—	723,908
Provision for employees’ end of service benefits	—	—	—	267,751	267,751
Lease liability	—	628,845	—	330,563	959,408
Accounts payable, accruals and other payables	22,683	816,547	186,945	1,354,305	2,380,480
Loans from a related party	—	—	454,687	—	454,687
Total liabilities	22,683	1,853,007	957,925	1,952,619	4,786,234

32.3.	Subsidiaries under liquidation

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for the below subsidiaries or sell them. Further, since the date of the second stage of the portfolio optimization plan, discussions have been underway to commence the liquidation and winding up process of the subsidiaries.

●	Swvl NBO Limited
●	Swvl Technologies Ltd.
●	Smart Way Transportation LLC
●	Swvl MY For Information Technology SDN BHD
●	Viapool Inc.
●	Swvl Germany GmbH